SCHEDULE OF CURRENT AND DEFERRED INCOME TAX EXPENSE (Details) - USD ($)	12 Months Ended
	May 31, 2026	May 31, 2025	May 31, 2024
Income Tax Disclosure [Abstract]
Current taxes	$ 34,038	$ 127,532	$ 2,950
Deferred taxes	(23,549)	43,847	42,038
Income tax expenses	$ 10,489	$ 171,379	$ 44,988